SCHEDULE OF SERVICE BASED RSU (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of RSUs, Unvested	24,922,100	45,704,350
Weighted average grant date fair value, Unvested	$ 0.45	$ 0.45
Number of RSUs, Granted	2,900,000	9,850,000
Weighted average grant date fair value, Granted	$ 0.02	$ 0.63
Number of RSUs, Vested	(1,587,950)	(10,326,250)
Number of RSUs, Forfeited	(11,609,400)	(20,306,000)
Number of RSUs, Unvested	14,624,750	24,922,100
Weighted average grant date fair value, Unvested	$ 0.34	$ 0.45